Risk Management and Financial Instruments (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Fair value through profit or loss(1)
Financial investments	$ 2,318,011	[1]	$ 2,642,258	[1]	$ 1,343,149	[2]
National treasury bills	121,895	[1]	210,716	[1]	109,662	[2]
Derivative assets	49,258	[1]	169,736	[1]	108,505	[2]
Amortized cost(2)
Cash at banks	1,322,154	[3]	1,830,814	[3]	1,144,741	[4]
Margin cash	90,761	[3]	18,191	[3]	59,088	[4]
Trade accounts receivable	3,290,534	[3]	3,390,856	[3]	3,878,125	[4]
Related party receivables	105,791	[3]	118,554	[3]	182,268	[4]
Total	7,298,404	[3]	8,381,125	[3]	6,825,538	[4]
Amortized cost
Loans and financing	(18,612,249)		(19,999,137)		(17,700,148)
Trade accounts payable and supply chain finance	(5,437,437)		(6,205,119)		(6,531,731)
Lease	(1,715,235)		(1,841,227)		(1,721,833)
Other financial liabilities	(76,862)	[5]	(104,043)	[5]	(11,876)
Fair value through profit or loss
Derivative liabilities	(230,108)		(144,251)		(107,238)
Total	$ (26,071,891)		$ (28,293,777)		$ (26,072,826)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
[2]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
[3]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.
[4]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.
[5]	Balances refer to commitments with third parties for investment.